Summary of Stock Option Activity (Detail) - Stock Option And Award Plans - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Options Granted Under Plans
Beginning balance (in shares)	1,466,444	1,626,582	2,227,700
Granted (in shares)	219,113	256,191	259,059
Exercised (in shares)	(458,243)	(393,240)	(773,753)
Cancelled (in shares)	(55,921)	(23,089)	(86,424)
Ending Balance (in shares)	1,171,393	1,466,444	1,626,582
Vested and exercisable at end of period (in shares)	476,666
Number of Shares
Beginning balance (in shares)	1,466,444	1,626,582	2,227,700
Granted (in shares)	219,113	256,191	259,059
Exercised (in shares)	(458,243)	(393,240)	(773,753)
Cancelled (in shares)	(55,921)	(23,089)	(86,424)
Ending balance (in shares)	1,171,393	1,466,444	1,626,582
Vested and exercisable at end of period (in shares)	476,666
Weighted Average Exercise Price
Beginning balance (usd per shares)	$ 43.45	$ 34.87	$ 28.00
Granted (usd per share)	85.98	69.61	68.25
Exercised (usd per share)	30.35	25.79	27.13
Cancelled (usd per share)	54.35	29.74	27.32
Ending balance (usd per shares)	56.02	43.45	34.87
Vested and exercisable at end of period (usd per share)	38.47
Weighted Average Grant Date Fair Value
Beginning balance (usd per share)	13.94	11.94	10.40
Granted (usd per share)	25.06	20.10	19.75
Exercised (usd per share)	10.72	9.84	10.31
Cancelled (usd per share)	16.76	11.19	10.31
Ending balance (usd per share)	17.15	$ 13.94	$ 11.94
Vested and exercisable at end of period (usd per share)	$ 12.95